STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Growth Fund

June 30, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.9%
Automobiles & Components - .0%
Dana	13,350		187,835
Gentex	7,915		221,383
Harley-Davidson	7,056		223,393
			632,611
Banks - .2%
Cadence Bank	9,598		225,361
Cathay General Bancorp	28,989		1,134,919
Commerce Bancshares	3,376		221,634
Essent Group	2,410		93,749
First Horizon	27,735		606,287
MGIC Investment	27,091		341,347
New York Community Bancorp	34,956	[a]	319,148
PacWest Bancorp	9,144		243,779
UMB Financial	9,647		830,607
United Bankshares	15,829		555,123
Washington Federal	11,843		355,527
			4,927,481
Capital Goods - 8.8%
Acuity Brands	2,640		406,666
AECOM	5,377		350,688
AGCO	4,811		474,846
Allegion	1,464		143,326
Allison Transmission Holdings	6,173		237,352
APi Group	1,271,723	[b]	19,037,693
Armstrong World Industries	422,477		31,668,876
Carlisle	976		232,883
Crane Holdings	5,182		453,736
Curtiss-Wright	201,246		26,576,547
Donaldson	13,477		648,783
EMCOR Group	7,675		790,218
Flowserve	13,897		397,871
Fluor	1,139,656	[a,b]	27,739,227
Graco	370,874		22,033,624
Huntington Ingalls Industries	883		192,335
Kennametal	9,061		210,487
Kornit Digital	253,276	[a,b]	8,028,849
Lennox International	2,825		583,617
MasTec	4,972	[b]	356,294
MDU Resources Group	13,170		355,458

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Capital Goods - 8.8% (continued)
Mercury Systems	856,568	[b]	55,103,019
nVent Electric	20,797		651,570
Oshkosh	864		70,969
Owens Corning	5,045		374,894
Simpson Manufacturing	1,113		111,979
SiteOne Landscape Supply	107,052	[b]	12,725,271
Stanley Black & Decker	2,020		211,817
Terex	9,993		273,508
Textron	2,825		172,523
The AZEK Company	571,809	[b]	9,572,083
The Middleby	2,723	[b]	341,355
The Toro Company	6,055		458,908
Woodward	2,098	[a]	194,044
Zurn Water Solutions	502,086		13,676,823
			234,858,139
Commercial & Professional Services - 4.9%
ASGN	3,991	[b]	360,188
CACI International, Cl. A	164,870	[b]	46,457,069
Clarivate	2,140,002	[a,b]	29,660,428
CoStar Group	365,183	[b]	22,060,705
FTI Consulting	169,512	[b]	30,656,245
Science Applications International	961		89,469
			129,284,104
Consumer Durables & Apparel - 2.6%
Brunswick	4,626		302,448
Capri Holdings	7,105	[b]	291,376
Carter's	1,308	[a]	92,188
Columbia Sportswear	1,908		136,575
Crocs	1,991	[b]	96,902
Deckers Outdoor	2,415	[b]	616,670
Lululemon Athletica	136,320	[b]	37,162,195
Mohawk Industries	400	[b]	49,636
Peloton Interactive, Cl. A	3,278,008	[a,b]	30,092,113
Polaris	4,616	[a]	458,276
Tapestry	3,240		98,885
Tempur Sealy International	13,975	[a]	298,646
TopBuild	1,308	[b]	218,645
Tri Pointe Homes	19,772	[b]	333,554
YETI Holdings	4,714	[b]	203,975
			70,452,084
Consumer Services - 7.2%
European Wax Center, Cl. A	629,278	[a]	11,087,878
Expedia Group	602,767	[b]	57,160,395
Graham Holdings, Cl. B	396		224,469

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Consumer Services - 7.2% (continued)
H&R Block	5,739		202,701
Jack in the Box	3,762	[a]	210,898
Membership Collective Group, Cl. A	1,998,050	[a,b]	12,947,364
Planet Fitness, Cl. A	1,616,241	[b]	109,920,550
Service Corp. International	6,631		458,335
Texas Roadhouse	1,054		77,153
Wyndham Hotels & Resorts	4,933		324,197
			192,613,940
Diversified Financials - 3.5%
Ares Management, Cl. A	520,050		29,570,043
Jefferies Financial Group	12,589		347,708
Morningstar	160,908		38,912,382
PROG Holdings	2,054	[b]	33,891
Stifel Financial	10,315		577,846
Tradeweb Markets, Cl. A	366,038		24,982,093
			94,423,963
Energy - 5.5%
Antero Midstream	13,951	[a]	126,257
Cactus, Cl. A	1,281,783		51,617,401
Continental Resources	5,680	[a]	371,188
Coterra Energy	4,050		104,450
EQT	2,220,951		76,400,714
Hess	3,460		366,552
Murphy Oil	12,253		369,918
Occidental Petroleum	3,821		224,980
PBF Energy, Cl. A	618,833	[b]	17,958,534
Targa Resources	1,810		108,003
			147,647,997
Food & Staples Retailing - 3.2%
Grocery Outlet Holding	2,001,856	[b]	85,339,121
Food, Beverage & Tobacco - 1.0%
Darling Ingredients	8,115	[b]	485,277
Flowers Foods	22,797		600,017
Freshpet	485,577	[b]	25,196,591
Pilgrim's Pride	14,448	[b]	451,211
Sanderson Farms	1,527		329,114
			27,062,210
Health Care Equipment & Services - 10.7%
1Life Healthcare	3,219,393	[a,b]	25,240,041
ABIOMED	201,810	[b]	49,949,993
Acadia Healthcare	7,212	[b]	487,748
Align Technology	138,262	[b]	32,722,468
Amedisys	2,420	[b]	254,390
Chemed	1,805		847,249

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Health Care Equipment & Services - 10.7% (continued)
Dentsply Sirona	4,743		169,467
DexCom	719,532	[b]	53,626,720
Encompass Health	2,391		134,016
Envista Holdings	8,539	[b]	329,093
ICU Medical	1,532	[a,b]	251,845
Inspire Medical Systems	107,090	[b]	19,562,130
Insulet	149,935	[a,b]	32,676,834
Integra LifeSciences Holdings	9,896	[b]	534,681
LivaNova	5,324	[b]	332,590
Molina Healthcare	2,654	[b]	742,085
Nevro	146,632	[b]	6,426,881
NuVasive	2,864	[b]	140,794
Option Care Health	10,447	[b]	290,322
Outset Medical	520,419	[b]	7,733,426
Privia Health Group	1,798,047	[a,b]	52,359,129
Progyny	1,888	[b]	54,846
QuidelOrtho	2,137	[b]	207,674
Teleflex	317		77,934
Tenet Healthcare	5,904	[b]	310,314
			285,462,670
Household & Personal Products - .0%
Nu Skin Enterprises, Cl. A	6,246		270,452
Insurance - .1%
Alleghany	844	[b]	703,136
American Financial Group	3,943		547,328
CNA Financial	3,669		164,738
First American Financial	7,007		370,810
Globe Life	4,572		445,633
Primerica	4,889		585,164
Selective Insurance Group	6,539		568,501
			3,385,310
Materials - 2.5%
Alcoa	523,667		23,868,742
CF Industries Holdings	145,349		12,460,770
Commercial Metals	5,626		186,221
Constellium	2,007,042	[b]	26,513,025
Eagle Materials	4,353		478,569
Ingevity	6,997	[b]	441,791
Minerals Technologies	5,494		337,002
Reliance Steel & Aluminum	5,363		910,959
The Chemours Company	10,686		342,166
WestRock	4,367		173,981
			65,713,226

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Media & Entertainment - 3.3%
Cardlytics	257,627	[a,b]	5,747,658
Fox, Cl. A	2,035		65,446
John Wiley & Sons, Cl. A	6,470		309,007
Liberty Media Corp-Liberty Formula One, Cl. C	768,239	[a,b]	48,760,129
Live Nation Entertainment	384,896	[b]	31,784,712
Loyalty Ventures	1,628	[b]	5,812
News Corporation, Cl. A	6,807		106,053
The New York Times Company, Cl. A	12,365		344,983
Ziff Davis	854	[a,b]	63,649
			87,187,449
Pharmaceuticals Biotechnology & Life Sciences - 18.2%
10X Genomics, CI. A	344,869	[a,b]	15,605,322
Ascendis Pharma, ADR	205,849	[a,b]	19,135,723
Beam Therapeutics	169,390	[a,b]	6,557,087
Biohaven Pharmaceutical Holding	502,649	[b]	73,240,986
BioMarin Pharmaceutical	150,750	[b]	12,492,652
Bio-Techne	102,001		35,357,627
Bruker	2,240		140,582
Cytokinetics	196,055	[b]	7,703,001
Denali Therapeutics	724,793	[b]	21,330,658
Horizon Therapeutics	902,810	[b]	72,008,126
Jazz Pharmaceuticals	659	[b]	102,811
Karuna Therapeutics	119,735	[a,b]	15,147,675
Kymera Therapeutics	624,150	[a,b]	12,289,513
Neurocrine Biosciences	392,840	[b]	38,294,043
PTC Therapeutics	517,700	[b]	20,739,062
Repligen	243,818	[b]	39,596,043
Sage Therapeutics	1,835	[b]	59,271
Sarepta Therapeutics	841,399	[b]	63,071,269
Twist Bioscience	424,905	[a,b]	14,854,679
Ultragenyx Pharmaceutical	322,902	[b]	19,264,333
			486,990,463
Real Estate - .7%
Apartment Income REIT	5,865	[c]	243,984
AvalonBay Communities	1,313	[c]	255,050
Brixmor Property Group	14,731	[c]	297,714
First Industrial Realty Trust	27,340	[c]	1,298,103
Healthcare Realty Trust	23,490	[a,c]	638,928
Highwoods Properties	9,974	[c]	341,011
Jones Lang LaSalle	1,825	[b]	319,120
Kilroy Realty	11,867	[c]	621,000
Lamar Advertising, Cl. A	4,123	[c]	362,700
Mid-America Apartment Communities	1,420	[c]	248,031

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Real Estate - .7% (continued)
National Retail Properties	23,529	[c]	1,011,747
National Storage Affiliates Trust	9,549	[c]	478,118
PS Business Parks	5,753	[c]	1,076,674
Redfin	1,295,126	[a,b]	10,671,838
Regency Centers	4,426	[c]	262,506
Spirit Realty Capital	7,949	[c]	300,313
Urban Edge Properties	21,997	[c]	334,574
			18,761,411
Retailing - 3.5%
American Eagle Outfitters	5,065		56,627
Chewy, Cl. A	404,686	[a,b]	14,050,698
Dick's Sporting Goods	2,908	[a]	219,176
Farfetch, Cl. A	800,148	[b]	5,729,060
Kohl's	9,993		356,650
Lithia Motors	1,152		316,581
National Vision Holdings	1,232,937	[a,b]	33,905,767
Nordstrom	7,671		162,088
Ollie's Bargain Outlet Holdings	653,341	[b]	38,383,784
RH	454	[b]	96,366
The Gap	7,959	[a]	65,582
Wayfair, Cl. A	1,161	[b]	50,573
Williams-Sonoma	4,030	[a]	447,128
			93,840,080
Semiconductors & Semiconductor Equipment - 3.2%
Lattice Semiconductor	7,451	[b]	361,373
MKS Instruments	4,504		462,246
ON Semiconductor	3,103	[a,b]	156,112
Power Integrations	525,839		39,443,183
Semtech	823,434	[b]	45,264,167
SolarEdge Technologies	1,635	[b]	447,467
Synaptics	1,278	[b]	150,868
Universal Display	1,493		151,002
			86,436,418
Software & Services - 13.2%
Affirm Holdings	293,149	[a,b]	5,294,271
Aspen Technology	416	[b]	76,411
AvidXchange Holdings	575,887	[a,b]	3,535,946
Bill.com Holdings	242,264	[b]	26,634,504
Block	321,912	[b]	19,784,712
Bread Financial Holdings	4,070	[a]	150,834
Cerence	2,303	[b]	58,105
Commvault Systems	1,044	[b]	65,668
DigitalOcean Holdings	332,691	[a,b]	13,760,100
DocuSign	135,407	[b]	7,769,654

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Software & Services - 13.2% (continued)
Dolby Laboratories, Cl. A	2,669		190,994
Euronet Worldwide	422,632	[b]	42,512,553
Everbridge	411,427	[b]	11,474,699
Fair Isaac	1,317	[b]	527,985
Genpact	6,939		293,936
HubSpot	190,720	[b]	57,339,968
Manhattan Associates	2,284	[b]	261,746
nCino	354,968	[a,b]	10,975,611
NCR	11,155	[b]	347,032
PTC	1,079	[b]	114,741
Rapid7	815,938	[b]	54,504,658
Shift4 Payments, Cl. A	477,886	[a,b]	15,798,911
Splunk	262,812	[b]	23,248,350
Twilio, Cl. A	349,375	[b]	29,281,119
WEX	693	[b]	107,803
Zendesk	397,793	[b]	29,464,528
			353,574,839
Technology Hardware & Equipment - 3.9%
Arrow Electronics	3,181	[b]	356,558
Avnet	11,125		477,040
Calix	572,722	[b]	19,552,729
Ciena	6,480	[b]	296,136
Cognex	221,755		9,429,023
II-VI	8,061	[a,b]	410,708
Lumentum Holdings	455,474	[b]	36,173,745
nLight	670,063	[b]	6,848,044
Trimble	280,272	[b]	16,320,239
Ubiquiti	322	[a]	79,924
Vontier	9,008		207,094
Xerox Holdings	13,233		196,510
Zebra Technologies, Cl. A	42,125	[b]	12,382,644
			102,730,394
Telecommunication Services - .4%
Bandwidth, Cl. A	493,715	[b]	9,291,716
Transportation - 1.2%
Avis Budget Group	1,966	[b]	289,159
Canadian Pacific Railway	1,041		72,703
Kirby	10,969	[b]	667,354
Knight-Swift Transportation Holdings	5,431		251,401
Lyft, Cl. A	2,374,362	[b]	31,531,527
Saia	1,113	[b]	209,244
			33,021,388
Utilities - .1%
ALLETE	13,155		773,251

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 97.9% (continued)
Utilities - .1% (continued)
Black Hills		10,306		749,968
DTE Energy		1,303		165,155
Hawaiian Electric Industries		4,636		189,612
IDACORP		6,602		699,284
New Jersey Resources		4,699	[a]	209,246
ONE Gas		6,373		517,424
				3,303,940
Total Common Stocks (cost $2,596,229,638)				2,617,211,406

Private Equity - .6%
Diversified Financials - .2%
Fundbox		702,664	[d]	4,223,011
Health Care Equipment & Services - .2%
Aspen Neuroscience		1,963,167	[d]	5,300,551
Real Estate - .2%
Roofstock		346,123	[d]	6,240,598
Total Private Equity (cost $25,827,616)				15,764,160
	1-Day Yield (%)
Investment Companies - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $40,043,437)	1.48	40,043,437	[e]	40,043,437

Investment of Cash Collateral for Securities Loaned - 2.3%
Registered Investment Companies - 2.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $61,871,862)	1.48	61,871,862	[e]	61,871,862
Total Investments (cost $2,723,972,553)		102.3%		2,734,890,865
Liabilities, Less Cash and Receivables		(2.3%)		(61,324,302)
Net Assets		100.0%		2,673,566,563

ADR—American Depository Receipt

a Security, or portion thereof, on loan. At June 30, 2022, the value of the fund’s securities on loan was $157,583,790 and the value of the collateral was $166,201,050, consisting of cash collateral of $61,871,862 and U.S. Government & Agency securities valued at $104,329,188. In addition, the value of collateral may include pending sales that are also on loan.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d The fund held Level 3 securities at June 30, 2022. These securities were valued at $15,764,160 or .59% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Growth Fund

June 30, 2022 (Unaudited)

The following is a summary of the inputs used as of June 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,617,211,406	-	-	2,617,211,406
Equity Securities - Private Equity	-	-	15,764,160	15,764,160
Investment Companies	101,915,299	-	-	101,915,299

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At June 30, 2022, accumulated net unrealized appreciation on investments was $10,918,312, consisting of $671,516,100 gross unrealized appreciation and $660,597,788 gross unrealized depreciation.

At June 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.